Condensed Consolidated Interim Statements of Shareholders' Equity (Unaudited) - CAD ($)	Issued capital [member]	Reserve of share-based payments [member]	Retained earnings [member]	Reserve of gains and losses from investments in equity instruments [member]	Reserve of exchange differences on translation [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 36,943,304	$ 3,024,007	$ (36,119,210)		$ 104	$ 3,848,205
Beginning balance, shares at Dec. 31, 2020	17,218,695
IfrsStatementLineItems [Line Items]
Shares issued for acquisition	$ 2,303,999	1,241,250				3,545,249
Shares issued for acquisition, shares	1,200,000
Shares issued for financing	$ 36,092,187					36,092,187
Shares issued for financing, shares	11,584,657
Share issue costs	$ (3,692,418)					(3,692,418)
Shares issued for the exercise of RSU’s	$ 396,249	(396,249)
Shares issued for the exercise of RSU's, shares	150,000
Shares issued for exercise of warrants	$ 4,019,742					4,019,742
Shares issued for exercise of warrants, shares	1,595,600
Shares issued for exercise of stock options	$ 1,859,116	(898,743)				960,373
Shares issued for exercise of stock options, shares	380,499
Shares issued in lieu of cash	$ 198,000					198,000
Shares issued in lieu of cash, shares	15,000
Share-based payments		3,141,824				3,141,824
Net loss			(28,989,903)			(28,989,903)
Change in fair value of equity investments at FVOCI				(198,572)		(198,572)
Translation of foreign operations					153,872	153,872
Ending balance, value at Sep. 30, 2021	$ 78,120,179	6,112,089	(65,109,113)	(198,572)	153,976	19,078,559
Ending balance, shares at Sep. 30, 2021	32,144,451
IfrsStatementLineItems [Line Items]
Share issue costs	$ (986,403)	864,060				(122,343)
Shares issued for the exercise of RSU’s	$ 1,355,803	(1,355,803)
Shares issued for the exercise of RSU's, shares	298,660
Shares issued for exercise of warrants	$ 910,048					910,048
Shares issued for exercise of warrants, shares	343,934
Shares issued for exercise of stock options	$ 78,750	(25,000)				53,750
Shares issued for exercise of stock options, shares	25,000
Shares issued in lieu of cash	$ 1,559,988					1,559,988
Shares issued in lieu of cash, shares	356,901
Share-based payments		810,771				810,771
Net loss			12,786,931			12,786,931
Change in fair value of equity investments at FVOCI				(134,068)		(134,068)
Translation of foreign operations					(17,397)	(17,397)
Ending balance, value at Dec. 31, 2021	$ 81,038,365	6,406,117	(52,322,182)	(332,640)	136,579	34,926,239
Ending balance, shares at Dec. 31, 2021	33,168,946
IfrsStatementLineItems [Line Items]
Share issue costs	$ (5,122)					(5,122)
Shares issued for the exercise of RSU’s	$ 935,735	(935,735)
Shares issued for the exercise of RSU's, shares	603,547
Shares issued for exercise of warrants	$ 74,227					74,227
Shares issued for exercise of warrants, shares	16,538
Shares issued for exercise of stock options	$ 51,875	(25,000)				26,875
Shares issued for exercise of stock options, shares	12,500
Share-based payments		2,450,649				2,450,649
Net loss			(11,069,835)			(11,069,835)
Change in fair value of equity investments at FVOCI				(68,281)		(68,281)
Translation of foreign operations					493,413	493,413
Net income loss			(11,069,835)			(11,069,835)
Ending balance, value at Sep. 30, 2022	$ 82,095,080	$ 7,896,031	$ (63,392,017)	$ (400,921)	$ 629,992	$ 26,828,165
Ending balance, shares at Sep. 30, 2022	33,801,531